UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21511

Lazard Global Total Return and Income Fund, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2026

Item 1. Schedule of Investments.

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments

March 31, 2026 (unaudited)

Description	Shares	Fair Value
Common Stocks — 97.6%
Australia — 0.9%
Computershare Ltd.	97,739	$1,930,229
Brazil — 0.8%
TOTVS SA	252,500	1,703,206
Canada — 4.2%
Dollarama, Inc.	24,464	3,002,472
RB Global, Inc.	21,688	2,078,795
Toromont Industries Ltd.	29,577	4,140,907
		9,222,174
China — 1.5%
Tencent Holdings Ltd.	52,300	3,301,799
Denmark — 1.0%
Carlsberg AS, Class B	11,069	1,381,135
Zealand Pharma AS (*)	15,486	716,333
		2,097,468
France — 3.0%
EssilorLuxottica SA	6,959	1,619,605
Legrand SA	15,847	2,448,753
LVMH Moet Hennessy Louis Vuitton SE	3,264	1,814,344
Pernod Ricard SA	9,542	712,205
		6,594,907
Hong Kong — 2.0%
AIA Group Ltd.	194,000	2,179,367
Techtronic Industries Co. Ltd.	158,000	2,103,081
		4,282,448
India — 0.9%
HDFC Bank Ltd. ADR	75,121	1,869,011
Japan — 5.8%
FANUC Corp.	64,400	2,243,011
Japan Post Bank Co. Ltd.	175,500	2,887,351
Mizuho Financial Group, Inc.	100,500	4,011,442
Nintendo Co. Ltd.	14,900	850,207
Resona Holdings, Inc.	241,500	2,687,163
		12,679,174
Netherlands — 6.0%
Argenx SE ADR (*)	2,827	2,064,417
ASM International NV	2,815	2,144,263
ASML Holding NV	5,247	6,945,124
Wolters Kluwer NV	25,600	1,915,140
		13,068,944
Spain — 1.3%
Industria de Diseno Textil SA	50,240	2,888,600
Description	Shares	Fair Value
Sweden — 1.7%
Assa Abloy AB, Class B	46,916	$1,682,426
Hexagon AB, B Shares	198,960	1,935,853
		3,618,279
Switzerland — 5.3%
ABB Ltd.	76,402	6,213,980
Galderma Group AG	17,761	3,443,153
Partners Group Holding AG	1,847	1,984,350
		11,641,483
Taiwan — 4.4%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	28,145	9,511,603
United Kingdom — 7.8%
AstraZeneca PLC	21,934	4,284,107
Coca-Cola Europacific Partners PLC	37,026	3,357,147
Diageo PLC	92,058	1,710,466
RELX PLC	131,694	4,368,741
Unilever PLC	56,699	3,178,928
		16,899,389
United States — 51.0%
Accenture PLC, Class A	16,727	3,316,797
Alphabet, Inc., Class A	13,626	3,918,293
Amazon.com, Inc. (*)	31,279	6,514,477
Amphenol Corp., Class A	39,049	4,933,841
Aon PLC, Class A	11,933	3,851,734
Apple, Inc.	40,120	10,182,055
Bank of America Corp.	62,324	3,038,295
Booz Allen Hamilton Holding Corp.	26,678	2,081,684
Boston Scientific Corp. (*)	38,476	2,414,369
Cencora, Inc.	10,307	3,237,841
Charles Schwab Corp.	59,133	5,557,319
Coca-Cola Co.	51,527	3,918,628
Corpay, Inc. (*)	4,522	1,315,857
Danaher Corp.	14,984	2,840,966
Experian PLC	75,031	2,607,972
HealthEquity, Inc. (*)	19,522	1,631,453
Intercontinental Exchange, Inc.	26,113	4,107,053
IQVIA Holdings, Inc. (*)	16,820	2,868,483
KLA Corp.	3,813	5,614,299
McDonald’s Corp.	8,992	2,794,624
Meta Platforms, Inc., Class A	3,015	1,724,972
Microsoft Corp.	18,180	6,729,691
Motorola Solutions, Inc.	7,327	3,179,698
NIKE, Inc., Class B	32,400	1,711,368
Procter & Gamble Co.	19,199	2,773,104
PTC, Inc. (*)	16,414	2,338,831

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2026 (unaudited)

Description	Shares	Fair Value
S&P Global, Inc.	7,781	$3,309,570
Thermo Fisher Scientific, Inc.	7,542	3,707,119
United Rentals, Inc.	3,046	2,219,194
Visa, Inc., A Shares	15,643	4,727,940
Zoetis, Inc.	14,257	1,685,320
		110,852,847
Total Common Stocks (Cost $153,136,978)		212,161,561

Description	Principal Amount (000) («)	Fair Value
Foreign Government Obligations — 10.0%
Brazil — 2.7%
Brazil Notas do Tesouro Nacional, 10.000%, 01/01/29	33,360	$5,940,898
Indonesia — 0.6%
Indonesia Treasury Bonds, 8.375%, 09/15/26	22,166,000	1,317,769
Malaysia — 2.4%
Malaysia Government Bonds:
3.502%, 05/31/27	10,260	2,545,336
3.733%, 06/15/28	10,500	2,619,697
		5,165,033
Mexico — 1.2%
Mexico Bonos, 7.750%, 05/29/31	49,000	2,602,129
Romania — 0.8%
Romania Government Bonds, 8.000%, 04/29/30	7,200	1,688,004
Serbia — 0.4%
Serbia Treasury Bonds, 4.500%, 08/20/32	101,000	963,862
South Africa — 1.9%
South Africa Government Bonds:
10.000%, 03/31/33	44,000	2,753,808
10.500%, 12/21/26	10,667	644,330
10.500%, 12/21/27	10,667	658,388
		4,056,526
Total Foreign Government Obligations (Cost $22,380,720)		21,734,221
Description	Shares	Fair Value
Short-Term Investments | 3.3%
Lazard Government Money Market Portfolio, 3.50% (7 day yield) (a) (Cost $7,075,132)	7,075,132	$7,075,132
Total Investments | 110.9% (Cost $182,592,830) (»)		$240,970,914
Liabilities in Excess of Cash and Other Assets | (10.9)%		(23,731,224)
Net Assets | 100.0%		$217,239,690

(*)	Non-income producing security.
(«)	Principal amount denominated in respective country’s currency.
(a)	Affiliated investment.
(»)	The Fund, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Affiliated Investment for the period ended March 31, 2026 were as follows:

Issuer	Value at December 31, 2025	Purchase cost	Sales proceeds	Realized gain (loss)
Lazard Government Money Market Portfolio	$5,761,770	$18,355,548	$(17,042,186)	$—

Issuer	Change in unrealized appreciation (depreciation)	Dividend Income	Shares at March 31, 2026	Value at March 31, 2026
Lazard Government Money Market Portfolio	$—	$68,705	7,075,132	$7,075,132

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (concluded)

March 31, 2026 (unaudited)

Forward Currency Contracts open at March 31, 2026:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
ARS	2,429,878,000	USD	1,606,000	JPM	06/11/26	$72,928	$—
BRL	6,175,950	USD	1,136,141	CIT	09/21/26	9,860	—
CLP	2,972,011,000	USD	3,367,527	HSB	04/22/26	—	157,689
COP	12,051,810,000	USD	3,193,548	HSB	06/24/26	28,604	—
CZK	67,498,542	USD	3,212,000	HSB	09/02/26	—	28,650
EGP	152,294,400	USD	2,644,000	JPM	09/14/26	—	93,109
EGP	99,704,100	USD	1,779,636	SCB	09/14/26	—	109,619
HUF	2,454,082,031	USD	7,615,519	JPM	05/22/26	—	261,625
IDR	90,233,000,000	USD	5,350,629	CIT	06/02/26	—	43,429
ILS	15,904,165	USD	4,887,213	CIT	04/29/26	176,614	—
INR	504,795,330	USD	5,507,745	CIT	06/02/26	—	172,242
KRW	10,225,908,000	USD	7,100,832	HSB	06/02/26	—	291,958
KZT	2,826,090,000	USD	5,649,920	JPM	04/20/26	232,091	—
MXN	49,300,203	USD	2,639,056	HSB	04/14/26	109,770	—
NGN	2,019,275,000	USD	1,369,000	HSB	05/11/26	62,952	—
NGN	5,309,100,000	USD	3,814,009	SCB	05/26/26	—	69,021
PEN	8,462,817	USD	2,409,000	HSB	09/11/26	3,379	—
PHP	210,987,012	USD	3,644,619	JPM	06/02/26	—	175,953
PLN	14,199,879	USD	3,876,895	CIT	06/02/26	—	52,424
SGD	2,865,051	USD	2,239,808	SCB	04/14/26	—	9,499
TRY	160,305,020	USD	3,119,382	HSB	06/02/26	242,519	—
TRY	103,399,700	USD	2,094,579	HSB	07/28/26	—	45,382
USD	2,956,187	EUR	2,529,693	HSB	06/02/26	23,957	—
USD	3,519,000	HUF	1,201,619,910	HSB	05/22/26	—	81,770
USD	2,168,000	INR	201,764,920	HSB	06/02/26	35,418	—
USD	1,678,000	PHP	100,193,380	HSB	06/02/26	30,802	—
USD	1,061,000	PLN	3,913,405	HSB	06/02/26	6,998	—
USD	1,682,788	RON	7,433,209	JPM	06/12/26	4,237	—
UYU	189,499,600	USD	4,674,155	HSB	06/02/26	—	18,603
UYU	27,844,557	USD	689,000	JPM	05/11/26	—	3,761
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$1,040,129	$1,614,734

Lazard Global Total Return and Income Fund, Inc.

Abbreviations and Additional Tables

March 31, 2026

Security Abbreviations:
ADR	—	American Depositary Receipt

Currency Abbreviations:
ARS	—	Argentine peso
BRL	—	Brazilian Real
CLP	—	Chilean Peso
COP	—	Colombian Peso
CZK	—	Czech Koruna
EGP	—	Egyptian Pound
EUR	—	Euro
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
KRW	—	South Korean Won
KZT	—	Kazakhstan Tenge
MXN	—	Mexican New Peso
NGN	—	Nigeria Naira
PEN	—	Peruvian Nuevo Sol
PHP	—	Philippine Peso
PLN	—	Polish Zloty
RON	—	New Romanian Leu
SGD	—	Singapore Dollar
TRY	—	New Turkey Lira
USD	—	United States Dollar
UYU	—	Uruguayan Peso
Counterparty Abbreviations:
CIT	—	Citibank N.A.
HSB	—	HSBC Bank USA N.A.
JPM	—	JPMorgan Chase Bank N.A.
SCB	—	Standard Chartered Bank

Lazard Global Total Return and Income Fund, Inc.

Abbreviations and Additional Tables (concluded)

March 31, 2026

Portfolio holdings by industry† (as a percentage of net assets):
Common Stocks
Banks	6.7%
Beverages	5.1
Biotechnology	1.2
Broadline Retail	4.4
Building Products	0.8
Capital Markets	6.8
Commercial Services & Supplies	0.9
Communications Equipment	1.5
Electrical Equipment	3.9
Electronic Equipment, Instruments & Components	3.2
Entertainment	0.4
Financial Services	2.8
Health Care Equipment & Supplies	1.9
Health Care Providers & Services	2.2
Hotels, Restaurants & Leisure	1.3
Household Products	1.3
Insurance	2.8
Interactive Media & Services	4.1
IT Services	1.5
Life Sciences Tools & Services	4.3
Machinery	2.0
Personal Care Products	1.5
Pharmaceuticals	4.4
Professional Services	5.9
Semiconductors & Semiconductor Equipment	11.2
Software	5.0
Specialty Retail	1.3
Technology Hardware, Storage & Peripherals	4.7
Textiles, Apparel & Luxury Goods	1.6
Trading Companies & Distributors	2.9
Subtotal	97.6
Foreign Government Obligations	10.0
Short-Term Investments	3.3
Total Investments	110.9%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Global Total Return and Income Fund, Inc.

By:	/s/ Jennifer Ryan
Jennifer Ryan
Principal Executive Officer

Date: May 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jennifer Ryan
Jennifer Ryan
Principal Executive Officer

Date: May 27, 2026

By:	/s/ Christina Kennedy
Christina Kennedy
Principal Financial Officer

Date: May 27, 2026